Information on market risk and fair value of financial assets and liabilities (telecom activities) (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets, liabilities and financial results (telecom activities)
Schedule of debt rating

	Standard & Poor's	Moody's	Fitch Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Positive	Stable
Short-term debt	A2	P2	F2